John L. Reizian

2nd Vice President and Associate General Counsel

The Lincoln National Life Insurance Company

350 Church Street

Hartford, CT 06103-1105

Telephone: (860) 466-1539

Facsimile:  (860) 466-1778

John.Reizian@LFG.com

VIA EDGAR

October 16, 2009

U. S. Securities and Exchange Commission

Office of Insurance Products

Division of Investment Management

Room 8634; Mail Stop 8629

100 F Street N.E.

Washington, DC  20549

Re:                               Lincoln Life Flexible Premium Variable Life Account M

The Lincoln National Life Insurance Company

File No. 333-139960; 811-08557; CIK: 0001048607

Post-Effective Amendment No. 3

Lincoln VULONE2007

Dear Sir or Madam:

Today we are electronically filing on EDGAR a post-effective amendment to the referenced registration statement to add a supplement to the prospectus.  The purpose of the amendment is to revise certain numerical values that currently are expressed in the prospectus in a number of tables and examples of calculations.  As you will see, the representative insured charges shown in the tables are now for a male only, as the majority of our sales within this product have historically been and are expected to continue to be on males.

These revisions are occasioned by a re-pricing of the insurance elements of the product and are more fully described below:

•                  The Surrender Charge for a Representative Insured shown in “Table I: Transaction Fees” has changed.

•                  The Cost of Insurance Charge shown for a Representative Insured shown in the Cost of Insurance section of “Table II: Periodic Charges Other Than Fund Operating Expenses” has changed.

•                  The Fixed Account Asset Charge shown in “Table II: Periodic Charges Other Than Fund Operating Expenses” has been deleted.

•                  The Administrative Fee charge shown for a Representative Insured shown in the Administrative Fee section of “Table II: Periodic Charges Other Than Fund Operating Expenses” has been changed.

•                  The Policy Loan Interest Charge shown in “Table II: Periodic Charges Other Than Fund Operating Expenses” has changed.

•                  The charge with respect to the Accelerated Benefit Up to Surrender Value shown in the “Interest on Accelerated Benefit Lien” section of “Table II: Periodic Charges Other Than Fund Operating Expenses” has changed.

Please also note, for new sales only there will be no Fixed Account Asset Charge and therefore, this provision is being removed.

Please contact me at (860) 466-1539, with any questions or comments you may have with regard to this filing.

Sincerely,

John L. Reizian
2nd Vice President and Associate General Counsel